Shareholders' Loans (Details Narrative) (10-K) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accrued interest	$ 90	$ 349
Fair value of interest rate, amount	67	255
Proceeds from convertible loans		3,000
Shareholders' convertible loans		3,837
Fair value of the convertible component		703
Shareholders' Convertible Loans [Member]
Proceeds from convertible loans		3,000	$ 1,000
Preferred A-1 Shares [Member]
Shareholders loan amount	6,257
Preferred B-1 Shares [Member]
Loan conversion amount	$ 4,000
Qnergy Ltd. [Member]
Shareholders loan amount		$ 5,484
Annual Interest rate		6.00%
Fair value of interest rate		10.39%
Shareholders' convertible loans		$ 4,000